AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 94.9%
Financials – 21.5%
Banks – 6.3%
Bank OZK	84,158	$3,119,737
JPMorgan Chase & Co.	201,080	29,160,622
Wells Fargo & Co.	455,749	18,621,904

		50,902,263

Capital Markets – 1.0%
Houlihan Lokey, Inc.	43,995	4,712,745
Raymond James Financial, Inc.	29,410	2,953,646

		7,666,391

Financial Services – 10.2%
Berkshire Hathaway, Inc. - Class B(a)	90,074	31,552,922
Fiserv, Inc.(a)	185,424	20,945,495
Mastercard, Inc. - Class A	68,388	27,075,493
PayPal Holdings, Inc.(a)	53,052	3,101,420

		82,675,330

Insurance – 4.0%
American International Group, Inc.	165,796	10,047,237
Axis Capital Holdings Ltd.	273,592	15,422,381
MetLife, Inc.	110,082	6,925,259

		32,394,877

		173,638,861

Health Care – 19.8%
Biotechnology – 8.3%
Amgen, Inc.	65,929	17,719,078
Gilead Sciences, Inc.	314,888	23,597,707
Regeneron Pharmaceuticals, Inc.(a)	31,494	25,918,302

		67,235,087

Health Care Providers & Services – 8.6%
Cencora, Inc.	107,699	19,382,589
Cigna Group (The)	11,287	3,228,872
Elevance Health, Inc.	81,243	35,374,827
Quest Diagnostics, Inc.	95,631	11,653,594

		69,639,882

Pharmaceuticals – 2.9%
Roche Holding AG (Sponsored ADR)	699,135	23,721,650

		160,596,619

Industrials – 15.9%
Aerospace & Defense – 2.5%
Curtiss-Wright Corp.	15,574	3,046,742
RTX Corp.	129,849	9,345,232
Textron, Inc.	96,127	7,511,364

		19,903,338

Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	27,355	3,135,704

Company	Shares	U.S. $ Value

Building Products – 1.5%
Allegion PLC	69,032	$7,193,134
Builders FirstSource, Inc.(a)	43,384	5,400,874

		12,594,008

Construction & Engineering – 0.9%
EMCOR Group, Inc.	33,799	7,110,971

Electrical Equipment – 3.8%
Emerson Electric Co.	129,147	12,471,726
nVent Electric PLC	228,042	12,083,946
Sensata Technologies Holding PLC	175,070	6,621,147

		31,176,819

Machinery – 3.5%
Dover Corp.	68,564	9,565,364
Middleby Corp. (The)(a)	22,183	2,839,424
PACCAR, Inc.	152,465	12,962,574
Westinghouse Air Brake Technologies Corp.	28,299	3,007,335

		28,374,697

Professional Services – 1.6%
Maximus, Inc.	94,265	7,039,710
Robert Half, Inc.	85,824	6,289,183

		13,328,893

Trading Companies & Distributors – 1.7%
Ferguson PLC	61,910	10,182,338
MSC Industrial Direct Co., Inc. - Class A	33,096	3,248,372

		13,430,710

		129,055,140

Information Technology – 8.6%
Communications Equipment – 1.8%
Cisco Systems, Inc.	276,177	14,847,275

Electronic Equipment, Instruments & Components – 0.9%
IPG Photonics Corp.(a)	43,393	4,406,125
Keysight Technologies, Inc.(a)	20,644	2,731,408

		7,137,533

IT Services – 2.2%
Accenture PLC - Class A	46,100	14,157,771
EPAM Systems, Inc.(a)	12,966	3,315,277

		17,473,048

Semiconductors & Semiconductor Equipment – 3.7%
NXP Semiconductors NV	30,661	6,129,747
QUALCOMM, Inc.	174,477	19,377,416
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	51,986	4,517,583

		30,024,746

		69,482,602

Company	Shares	U.S. $ Value

Energy – 8.2%
Energy Equipment & Services – 1.3%
ChampionX Corp.	152,005	$5,414,418
Helmerich & Payne, Inc.(b)	117,074	4,935,840

		10,350,258

Oil, Gas & Consumable Fuels – 6.9%
Chevron Corp.	125,239	21,117,800
ConocoPhillips	64,215	7,692,957
EOG Resources, Inc.	89,923	11,398,639
Phillips 66	132,850	15,961,928

		56,171,324

		66,521,582

Consumer Discretionary – 6.9%
Automobile Components – 1.4%
BorgWarner, Inc.	282,920	11,421,481

Distributors – 1.6%
LKQ Corp.	259,785	12,861,955

Hotels, Restaurants & Leisure – 0.4%
Booking Holdings, Inc.(a)	1,008	3,108,622

Household Durables – 0.4%
DR Horton, Inc.	29,779	3,200,349

Specialty Retail – 3.1%
Lowe’s Cos., Inc.	56,159	11,672,086
Ross Stores, Inc.	117,824	13,308,221

		24,980,307

		55,572,714

Consumer Staples – 4.7%
Consumer Staples Distribution & Retail – 0.8%
BJ’s Wholesale Club Holdings, Inc.(a)	90,565	6,463,624

Tobacco – 3.9%
Philip Morris International, Inc.	345,824	32,016,386

		38,480,010

Communication Services – 4.6%
Diversified Telecommunication Services – 1.7%
Comcast Corp. - Class A	302,398	13,408,327

Interactive Media & Services – 2.9%
Alphabet, Inc. - Class C(a)	178,575	23,545,114

		36,953,441

Real Estate – 2.6%
Specialized REITs – 2.6%
Weyerhaeuser Co.	678,631	20,806,827

Materials – 2.1%
Chemicals – 1.7%
LyondellBasell Industries NV - Class A	74,935	7,096,345
PPG Industries, Inc.	49,624	6,441,195

		13,537,540

Company	Shares	U.S. $ Value

Metals & Mining – 0.4%
BHP Group Ltd. (Sponsored ADR)(b)	55,939	$3,181,810

		16,719,350

Total Common Stocks (cost $664,287,257)		767,827,146

SHORT-TERM INVESTMENTS – 5.0%
Investment Companies – 5.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(c) (d) (e) (cost $39,947,946)	39,947,946	39,947,946

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $704,235,203)		807,775,092

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(c) (d) (e) (cost $134,550)	134,550	134,550

Total Investments – 99.9% (cost $704,369,753)(f)		807,909,642
Other assets less liabilities – 0.1%		1,202,419

Net Assets – 100.0%		$809,112,061

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $118,447,522 and gross unrealized depreciation of investments was $(14,907,633), resulting in net unrealized appreciation of $103,539,889.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Relative Value Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$767,827,146	$—	$—	$767,827,146
Short-Term Investments	39,947,946	—	—	39,947,946
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	134,550	—	—	134,550

Total Investments in Securities	807,909,642	—	—	807,909,642
Other Financial Instruments(b)	—	—	—	—

Total	$807,909,642	$—	$—	$807,909,642

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$45,583	$245,626	$251,261	$39,948	$1,573
Government Money Market Portfolio*	0	55,182	55,047	135	93
Total	$45,583	$300,808	$306,308	$40,083	$1,666

*	Investments of cash collateral for securities lending transactions.